MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class Y shares of the following Funds:

•	MassMutual Prime Fund seeks to maximize current income, consistent with liquidity and capital preservation, by investing in money market instruments.

•
MassMutual Short-Duration Bond Fund (formerly known as MassMutual Short-Term Bond Fund)
seeks a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in short-term investment grade fixed income securities.

•	MassMutual Core Bond Fund seeks a high total rate of return, consistent with prudent investment risk and capital preservation, by investing primarily in investment grade debt securities.

•	MassMutual Diversified Bond Fund seeks a superior total rate of return by investing in fixed income instruments.

•	MassMutual Balanced Fund seeks a high total rate of return over time, consistent with capital preservation, by investing in stock, fixed income and money market securities.

•	MassMutual Core Value Equity Fund (formerly known as MassMutual Core Equity Fund) seeks long-term growth of capital and income by investing primarily in large company stocks.

•	MassMutual Value Equity Fund seeks long-term growth of capital.

•	MassMutual Large Cap Value Fund seeks both capital growth and income.

•	MassMutual Indexed Equity Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of publicly traded common stocks represented by the S&P 500® Index.

•	MassMutual Blue Chip Growth Fund seeks growth of capital over the long-term.

•	MassMutual Growth Equity Fund seeks long-term growth of capital and future income.

•	MassMutual Aggressive Growth Fund seeks long-term growth of capital.

•	MassMutual OTC 100 Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

•	MassMutual Focused Value Fund seeks growth of capital over the long term.

•	MassMutual Small Cap Value Equity Fund seeks long-term growth of capital and income by investing primarily in small company stocks.

•	MassMutual Mid Cap Growth Equity Fund seeks long-term capital growth.

•	MassMutual Mid Cap Growth Equity II Fund seeks growth of capital over the long-term.

•	MassMutual Small Cap Growth Equity Fund seeks long-term capital appreciation.

•	MassMutual Emerging Growth Fund seeks capital appreciation.

•	MassMutual International Equity Fund seeks a high total rate of return over time by investing primarily in foreign stocks.

•	MassMutual Overseas Fund seeks growth of capital over the long-term by investing in both foreign and domestic stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1   Standard & Poor’s®, S&P® and Standard & Poor’s 500® are registered trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation, a division of McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2001

Summary Information

MassMutual Institutional Funds provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 46.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance. There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those Funds were created. In addition, where indicated, average annual total returns for Class Y shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses.

The Large Cap Value Fund, Focused Value Fund, Aggressive Growth Fund, OTC 100 Fund, and Emerging Growth Fund commenced operations on May 1, 2000. The Mid Cap Growth Equity II Fund commenced operations on June 1, 2000. These Funds do not have returns for a full calendar year. The Value Equity Fund and Overseas Fund are new Funds effective May 1, 2001. The Blue Chip Growth Fund is a new Fund effective June 1, 2001. These Funds do not have actual performance. For all these Funds (except for OTC 100 Fund), the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. None of the Funds charges any Shareholder Fees for any class of share. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

MassMutual Prime Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

The Prime Fund is not a money market fund.

Principal Investment Strategies and Risks

The Fund invests in debt instruments that have a remaining maturity not exceeding 397 days and that have one of the two highest ratings from at least one nationally recognized statistical rating organization or, if unrated, that the Sub-Adviser, David L. Babson & Company Inc., judges to be of equivalent quality. Generally, the majority of the Fund’s holdings do not have the highest rating. The Fund’s principal investments include:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

Some of these investments are subject to legal restrictions on resale.

The Fund makes portfolio investments generally in response to changing economic and market conditions. While trading activity is expected to be low, the Fund may take advantage of yield disparities in the market to purchase and sell instruments to improve the Fund’s yield or credit quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 46.
Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 1.64% for the quarter ended March 31, 1991 and the lowest was .66% for the quarter ended June 30, 1993.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y*	6.25%	5.34%	4.82%
Salomon Smith Barney 3-Month Treasury Bill Index ∧	5.96%	5.25%	4.87%

* Performance for Class Y shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses (1)	.55%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$56	$176	$307	$689

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund invests primarily in investment grade debt securities, including:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	mortgage-backed and other asset-backed securities.

The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is estimated to be generally less than three years. The Sub-Adviser, David L. Babson & Company Inc., may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When the Sub-Adviser believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes are made by reinvesting cash flows and by selective trading.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 46.
Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 4.61% for the quarter ended December 31, 1991 and the lowest was -1.61% for the quarter ended March 31, 1994.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y*	6.44%	5.51%	6.47%
Lehman Brothers 1-3 Year Government Bond Index ∧	8.18%	5.95%	6.41%

* Performance for Class Y shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to ‘‘Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges.

∧  The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses (1)	.58%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$59	$186	$324	$725

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund invests primarily in investment grade fixed income securities, including:

•	domestic and foreign corporate bonds;

•	bonds issued or guaranteed by the U.S. Government or its agencies;

•	mortgage-backed and other asset-backed securities; and

•	money market securities, including commercial paper.

Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

The Fund’s Sub-Adviser, David L. Babson & Company Inc., intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 5.91% for the quarter ended September 30, 1991 and the lowest was -3.54% for the quarter ended March 31, 1994.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y*	11.01%	5.73%	7.67%
Lehman Brothers Aggregate Bond Index ∧	11.63%	6.46%	7.96%

* Performance for Class Y shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses (1)	.64%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Expenses

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by investing primarily in the following types of fixed income instruments:

•	Public bonds;

•	Private placement bonds, including securities issued pursuant to Rule 144A;

•	Mortgage-backed securities, including commercial mortgage-backed securities;

•	Asset-backed securities;

•	Residential whole loan mortgage pools;

•	Commercial mortgage loans;

•	U.S. Treasury futures and forward contracts;

•	Fully hedged foreign securities;

•	Interest rate and currency swaps;

•	Commercial paper; and

•	Options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its assets in below investment grade bonds. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, David L. Babson & Company Inc., will utilize its own proprietary credit rating system. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 5%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 6.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 2.45% for the quarter ended September 30, 2000 and the lowest was 1.05% for the quarter ended March 31, 2000.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Class Y	7.15%	4.07%
Lehman Brothers Aggregate Bond Index ∧	11.63%	6.41%

∧  The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Mortgage Backed Securities Index. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.23%
Total Annual Fund Operating Expenses	.73%

Expense Reimbursement (1)	(.04%	)
Net Fund Expenses (2)	.69%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$229	$402	$902

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Prime Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade debt securities.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Prime Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Prime Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 9.27% for the quarter ended December 31, 1998 and the lowest was -5.45% for the quarter ended September 30, 1999.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y*	-0.22%	8.17%	10.24%
S&P 500® Index ∧	-9.10%	18.33%	17.46%
Lipper Balanced Fund Index ∧ ∧	2.39%	11.80%	12.33%
Lehman Brothers Aggregate Bond Index ∧ ∧ ∧	11.63%	6.46%	7.96%

* Performance for Class Y shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

∧ ∧  The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses and cannot be purchased directly by investors.

∧ ∧ ∧  The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses (1)	.74%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$76	$237	$411	$917

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Principal Investment Strategies and Risks

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund’s Sub-Adviser, David L. Babson & Company Inc., follows a “value” approach that favors the stocks of companies having price/earnings (“P/E”) ratios generally below the S&P 500® Index average. The Fund will also favor companies that have higher dividend yields relative to their industry groups. The Fund generally invests in the publicly traded stock of companies with market capitalizations greater than $2 billion and a history of operations of five years or more. The Fund may also invest a portion of the Fund’s assets in non-dividend paying stocks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 46.
Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 16.43% for the quarter ended December 31, 1998 and the lowest was -10.66% for the quarter ended September 30, 1999.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y*	2.85%	12.48%	14.00%
S&P 500 Index® ∧	-9.10%	18.33%	17.46%

* Performance for Class Y shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses (1)	.69%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$221	$384	$858

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Value Equity Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, earnings, or growth potential. The stocks of these companies are often called “value” stocks. FMR normally invests at least 80% of the Fund’s assets in equity securities. FMR normally invests the Fund’s assets primarily in common stocks. FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2001, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses (1)	.19%
Total Annual Fund Operating Expenses (2)	.89%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$91	$284

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.
FMR Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR or an affiliate for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 15.05% for the quarter ended June 30, 1997 and the lowest was -10.97% for the quarter ended September 30, 1998.

FMR Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares FMR’s or an affiliate’s investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (10/94)
FMR Composite
Class Y*	11.78%	16.62%	18.66%
Russell 1000® Value Index ∧	7.01%	16.91%	19.06%

* Performance shown is the composite of all portfolios managed by FMR or an affiliate with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 65% of the Fund’s assets in common stock of U.S. companies with market capitalizations of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term.

Using intensive research into company fundamentals, the Sub-Adviser looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, the Sub-Adviser believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; Significant personal ownership stake in business; Intelligent allocators of capital; Smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; Low cost structure/low debt; High after-tax returns on capital; High quality of earnings;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; Dominant position in a growing market; Global presence and brand names.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2000, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses	.84%

Expense Reimbursement (1)	—
Net Fund Expense (2)	.84%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$86	$268	$466	$1,036

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 21.44% for the quarter ended December 31, 1998 and the lowest was -14.50% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns for Similar Accounts and Fund’s Returns Since Inception*

(for the periods ended December 31, 2000)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund, and the Fund’s returns since inception, to that of an index measuring the broad market over different time periods.

MassMutual Large Cap Value Fund	Since Inception (5/00)
Class Y	-.08%

Davis Composite	One Year	Five Years	Ten Years
Class Y*	9.88%	20.72%	20.36%
S&P 500® Index ∧	-9.10%	18.33%	17.46%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Davis’ composite includes performance of the Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The Fund’s actual performance since inception is also shown separately. The composite performance does not represent the historical performance of the MassMutual Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧   The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Indexed Equity Fund

Investment Objective

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies that make up the S&P 500® Index. The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500® Index. However, the Fund’s Sub-Adviser, Deutsche Asset Management, Inc., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 96). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in the Appendix. The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes. The Sub-Adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500® Index of 98% or better.

Prior to May 1, 2000, the Fund was a “feeder” fund. It sought to obtain its investment objective by investing all its assets in the S&P 500® Index Master Portfolio (“the Master Portfolio”) managed by Barclays Global Fund Advisers. The Fund terminated the master-feeder structure effective April 30, 2000.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return for the Fund was 21.09% for the quarter ended December 31, 1998 and the lowest was -10.05% for the quarter ended September 30, 1998.

Average Annual Total Returns*

(for the periods ended December 31, 2000)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (7/93)
Class Y+	-9.46%	17.68%	16.94%
S&P 500® Index ∧	-9.10%	18.33%	17.69%

* The Fund commenced operations on March 1, 1998. The performance for periods prior to March 1, 1998 is calculated by including the corresponding total return of the Master Portfolio in which the Fund previously invested (which includes, for the period from July 2, 1993 through May 25, 1994, the performance of its predecessor) adjusted to reflect the Fund’s current fees and expenses. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

+ Performance for Class Y shares of the Fund is based on Class S shares for the 5-year and since inception periods, adjusted to reflect Class Y expenses.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund Assets)
Management Fees	.10%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses (1)	.44%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$45	$141	$246	$554

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Blue Chip Growth Fund

Investment Objective

This Fund seeks growth of capital over the long term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing primarily in common stocks of well-known and established companies. Under normal conditions, at least 65% of the Fund’s total assets will be invested in blue chip companies (those with a market capitalization of at least $200 million, if the company’s stock is included in the Standard & Poor’s 500 SM Index (S&P 500®) or the Dow Jones Industrial Average, or $1 billion if not included in either index). The Fund’s Sub-Adviser, Fidelity Management & Research Company (“FMR”), invests the Fund’s assets in companies that it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

FMR may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund is expected to begin operations June 1, 2001, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses (1)	.31%
Total Annual Fund Operating Expenses (2)	1.01%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$103	$322

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

FMR Prior Performance for
Similar Accounts*

The bar chart illustrates the variability of returns achieved by FMR for an account with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 23.33% for the quarter ended December 31, 1998 and the lowest was -12.37% for the quarter ended December 31, 2000.

FMR Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares FMR’s investment results for an account with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Class Y*	-10.68%	16.89%	20.14%
S&P 500® Index ∧	-9.10%	18.33%	17.46%

* Performance shown is from a mutual fund managed by FMR with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The performance is of the Fidelity Blue Chip Growth Fund which is registered under the Investment Company Act of 1940. The quoted performance does not represent the historical performance of the MassMutual Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s group of equity research analysts.

In managing the Fund, MFS seeks to purchase securities of companies which it considers well-run and poised for growth, particularly companies which demonstrate:

•	a strong franchise, strong cash flows and a recurring revenue stream;

•	a strong industry position, where there is potential for high profit margins and/or substantial barriers to entry in the industry;

•	strong management with a clearly defined strategy; and

•	new products or services.

The Fund may invest up to 35% of its assets in foreign securities, including companies in emerging markets, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 9.74% for the quarter ended March 31, 2000 and the lowest quarterly return was -13.10% for the quarter ended December 31, 2000.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Class Y	-5.69%	12.77%
S&P 500® Index ∧	-9.10%	0.54%

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.68%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses	.89%

Expense Reimbursement (1)	(.05%	)
Net Fund Expenses (2)	.84%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$86	$279	$488	$1,090

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 28.31% for the quarter ended December 31, 1999 and the lowest was -13.64% for the quarter ended December 31, 2000.

MFS Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MFS Composite
Class Y*	-6.83%	27.67%	21.99%
S&P 500® Index ∧	-9.10%	18.33%	17.46%

* MFS Similar Account performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Composite Fund, which is also registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.
MassMutual Aggressive Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in common stocks selected for their growth potential. This Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund’s Sub-Adviser, Janus Capital Corporation (“Janus”), generally uses a “bottom up” approach to identify companies whose growth potential has not been recognized by the market at large. Companies are considered one at a time, regardless of size, country of organization, place of business activity or other similar criteria. Current income is not an objective of the Fund, and any income realized will be incidental to the Fund’s investment objective.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 48.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2000, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.73%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Fund operating Expenses	.95%

Expense Reimbursement (1)	(.01%	)
Net Fund Expenses (2)	.94%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$96	$302	$524	$1,164

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Janus Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Janus for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 51.52% for the quarter ended December 31, 1999 and the lowest was -22.64% for the quarter ended December 31, 2000.

Janus Average Annual Total Returns for Similar Accounts and Fund’s Returns Since Inception*

(for the periods ended December 31, 2000)

The table compares Janus’ investment results for accounts with investment objectives similar to that of the Fund and the Fund’s returns since inception, to that of an index measuring the broad market over different time periods.

	Since Inception (5/00)
MassMutual Aggressive Growth Fund
Class Y	-22.06%

	One Year	Five Years
Janus Composite
Class Y*	-21.74%	30.59%
S&P 500® Index ∧	-9.10%	18.33%

* Performance shown is the composite of all portfolios managed by Janus with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Janus’ composite includes the Janus Olympus Fund which is registered under the Investment Company Act of 1940. The Fund’s actual performance since inception is also shown separately. The composite performance does not represent the historical performance of the MassMutual Aggressive Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Deutsche Asset Management, Inc., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 96). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in the Appendix. The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2000, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

* NASDAQ 100 Index® is a registered service mark of the NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ 100 Index® is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use of any data included therein.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.15%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.65%
Total Annual Fund Operating Expenses	.80%

Expense Reimbursement (1)	(.16%	)
Net Fund Expenses (2)	.64%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannont be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$239	$428	$974

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Focused Value Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of U.S. equity securities.

As a “non-diversified” fund, the Fund is not limited in the percentage of its assets that it may invest in any one company. This means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” described on page 48.

The Fund’s Sub-Adviser, Harris Associates L.P. (“Harris”), seeks out companies that it believes are trading at significant discounts to their underlying value. The manager utilizes a fundamental, bottom-up investment strategy, focusing on companies with market capitalizations between $1-$10 billion and which have significant profit potential.

Sell targets are generally set when a stock is first purchased. The Sub-Adviser generally sells a stock when it believes the stock has achieved 90-100% of its fair value or when it is determined that management is no longer a steward of shareholder interests.

The Sub-Adviser intends to invest primarily in U.S. companies, but the Fund may invest up to 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers. These may include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund’s foreign investments, but the Fund does not expect to invest more than 5% of its assets in securities of issuers based in emerging markets.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2000, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.69%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.91%

Expense Reimbursement (1)	(.02%	)
Net Fund Expenses (2)	.89%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$91	$288	$502	$1,116

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Harris Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Harris for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 22.70% for the quarter ended December 31, 1998 and the lowest was -15.41% for the quarter ended September 30, 1998.

Harris Average Annual Total Returns for Similar Accounts and Fund’s Returns Since Inception*

(for the periods ended December 31, 2000)

The table compares Harris’ investment results for accounts with investment objectives similar to that of the Fund and the Fund’s returns since inception, to that of an index measuring the broad market over different time periods.

MassMutual Focused Value Fund	Since Inception (5/00)
Class Y	5.66%

Harris Composite	One Year	Five Years	Ten Years
Class Y*	8.44%	18.07%	19.98%
Russell 2500 Index ∧	4.27%	13.98%	17.42%

* Performance shown is a composite of all portfolios managed by Harris with substantially similar investment objectives, policies and investment strategies and without significant, client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The Fund’s actual performance since inception is also shown separately. The composite performance does not represent the historical performance of the MassMutual Focused Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Small Cap Value Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund generally invests in publicly traded stocks of companies with market capitalizations in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2001, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $1.2 million and $4.2 billion. Normally, at least 65% of the Fund’s investments will be in small cap companies. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 18.66% for the quarter ended June 30, 1997 and the lowest was -19.03% for the quarter ended September 30, 1998.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Class Y	14.02%	11.56%	12.98%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Performance for Class Y shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses (1)	.78%

(1)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$80	$249	$433	$965

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Mid Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities having capitalizations in the range of companies included in the S&P MidCap 400 Index. As of March 31, 2001, the S&P MidCap 400 Index was comprised of companies with market capitalizations ranging between $88 million and $8.7 billion. Normally, at least 65% of the Fund’s investments will be in mid cap companies. The Sub-Adviser for the Fund, Miller Anderson & Sherrerd, LLP (“MAS”), focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Fund may invest to a limited extent in foreign equity securities. MAS may use derivatives in managing the portfolio.

MAS uses a quantitative screen to sort stocks based on revisions to analysts’ earnings predictions. MAS then researches those companies that pass the screen. Finally, MAS evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. MAS also follows a strict sell discipline. The Fund will sell stocks when MAS believes that their earnings revision scores have fallen to unacceptable levels, fundamental research has revealed unfavorable trends, or their valuations have exceeded levels that are reasonable in relation to the stocks’ growth prospects.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning of page 46.

Additional Risks Regarding Performance: The Fund’s investments in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 13.41% for the quarter ended March 31, 2000 and the lowest was -17.22% for the quarter ended December 31, 2000.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Class Y	-7.11%	16.75%
Russell 2500 Index ∧	4.27%	14.18%

∧  The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.92%

Expense Reimbursement (1)	(.05%	)
Net Fund Expenses (2)	.87%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$89	$288	$504	$1,125

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MAS Prior Performance for
Similar Accounts*

The bar chart illustrates the variability of returns achieved by MAS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 39.29% for the quarter ended December 31, 1999 and the lowest was -19.04% for the quarter ended September 30, 1998.

MAS Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2000)

The table compares MAS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
MAS Similar Accounts
Class Y*	-7.69%	27.46%	23.64%
Russell 2500 Index ∧	4.27%	13.98%	17.42%

* MAS Similar Account performance is a composite of all portfolios managed by MAS with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. MAS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the MAS Funds Mid Cap Growth Portfolio, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MassMutual Mid Cap Growth Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2500 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Mid Cap Growth Equity II Fund

Investment Objective

This Fund seeks growth of capital over the long-term.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 65% of the Fund’s total assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index. As of March 31, 2001, the S&P Mid Cap 400 Index was comprised of companies with market capitalizations ranging between $88 million and $8.7 billion. However, the Fund is not required to sell a company, or cease to purchase the stock of a company it already owns, just because the company’s market capitalization has fallen outside that range.

As Sub-Adviser to the Fund, T. Rowe Price typically favors companies that:

•	have proven products or services;

•	have a record of above-average earnings growth;

•	have demonstrated potential to sustain earnings growth;

•	operate in industries experiencing increasing demand; and

•	have stock prices that appear to undervalue their growth prospects.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities and derivatives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations June 1, 2000, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.97%

Expense Reimbursement (1)	(.03%	)
Net Fund Expenses (2)	.94%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$96	$306	$533	$1,185

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

T. Rowe Price
Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with an investment objective similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.78% for the quarter ended December 31, 1998 and the lowest was -17.49% for the quarter ended September 30, 1998.

T. Rowe Price Average Annual Total
Returns for Similar Accounts and Fund’s Returns Since Inception*

(for the periods ended December 31, 2000)

The table compares T. Rowe Price’s investment results for an account with an investment objective similar to that of the Fund and the Fund’s returns since inception, to that of an index measuring the broad market over different time periods.

MassMutual Mid Cap Growth Equity II Fund	Since Inception (6/00)
Class Y	5.10%
T. Rowe Price Mutual Fund	One Year	Five Years	Since Inception (7/92)
Class Y*	7.36%	19.06%	21.71%
S&P Mid Cap 400 Index ∧	17.50%	20.41%	18.48%

* Performance shown is from a mutual fund managed by T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The performance is of the T. Rowe Price Mid-Cap Growth Fund which is registered under the Investment Company Act of 1940. The Fund’s actual performance since inception is also shown separately. The mutual fund performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity II Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The S&P Mid Cap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. The Fund will generally buy securities of companies whose market capitalizations are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2001, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $1.2 million and $4.2 billion. Normally, at least 65% of the Fund’s investments will be in small cap companies. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund is not required to invest in dividend paying stocks, since current income is not an objective of the Fund. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio.

The investment process of J.P. Morgan Investment Management Inc. (“J.P. Morgan”), is based on in-depth proprietary research and stock valuation and selection; insight into companies’ real growth potential by forecasting prospects over periods often up to 5 years; quantifying research results with rankings according to relative value, and buying under-valued or fairly valued companies poised for long-term growth; focusing on each company’s business strategy and competitive environment; and high growth sectors such as technology, health care and consumer services.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund’s portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Additional Risks regarding Performance: The Fund’s investments in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 13.40% for the quarter ended March 31, 2000 and the lowest was -16.73% for the quarter ended December 31, 2000.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/3/99)
Class Y	-13.44%	21.88%
Russell 2000 Index ∧	-3.02%	8.24%

∧ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.82%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.13%

Expense Reimbursement (1)	(.04%	)
Net Fund
Expenses (2)	1.09%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$111	$355	$618	$1,369

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

J.P. Morgan and Waddell & Reed Prior
Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.

	Highest Quarter	Lowest Quarter
J.P. Morgan Composite	43.34%, 4Q 1999	-24.39%, 4Q 2000
Waddell & Reed Composite	44.10%, 4Q 1999	-10.50%, 3Q 1998

J.P. Morgan and Waddell & Reed Average
Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
J.P. Morgan Composite
Class Y*	-22.47%	15.26%	N/A
Waddell & Reed Composite
Class Y*	-7.65%	31.95%	29.51%
Russell 2000 Index ∧	-3.02%	10.31%	15.53%

* Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Each Sub-Adviser’s composite includes the return for the portion of the Fund’s portfolio which it manages. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.
MassMutual Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 65% of its assets in equity securities (primarily common stocks) of these emerging growth companies. Although the Fund may invest in companies of any size, under current market conditions at the date of this prospectus, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management, L.P. (“RS”), the Fund’s Sub-Adviser, considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Additional Risks regarding Performance: The Fund’s investments in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The Fund began operations May 1, 2000 and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.79%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses	1.06%

Expense Reimbursement (1)	(.07%	)
Net Fund Expenses (2)	.99%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$101	$330	$578	$1,286

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

RS Prior Performance  for
Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 74.70% for the quarter ended December 31, 1999 and the lowest was -26.49% for the quarter ended December 31, 2000.

RS Average Annual Total Returns for Similar Accounts and Fund’s Returns Since Inception*

(for the periods ended December 31, 2000)

The table compares RS’ investment results for accounts with investment objectives similar to that of the Fund and the Fund’s returns since inception, to that of an index measuring the broad market over different time periods.

MassMutual Emerging Growth Fund	Since Inception (5/00)
Class Y*	-26.70%

R.S. Composite	One Year	Five Years	Ten Years
Class Y*	-25.95%	31.74%	24.37%
Russel 2000 Index ∧	-3.02%	10.31%	15.53%

* Performance shown is a composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. RS’ composite includes performance of the RS Emerging Growth Fund, which is registered under the Investment Company Act of 1940. The Fund’s actual performance since inception is also shown separately. The composite performance does not represent the historical performance of the MassMutual Emerging Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees tht may be paid by investors for administrative services or group annuity contract charges.

∧  The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

MassMutual International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 75% of its total assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance*

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

Class Y Shares

During the periods shown above, the highest quarterly return was 39.43% for the quarter ended December 31, 1999 and the lowest was -21.55% for the quarter ended September 30, 1998.

Average Annual Total Returns

(for the periods ended December 31, 2000)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (8/91)
Class Y+	-8.97%	15.41%	13.61%
MSCI EAFE ∧	-14.17%	7.13%	8.04%

* Performance for Class Y shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y expenses. Performance includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.18%

Expense Reimbursement (1)	(.08%	)
Net Fund Expenses (2)	1.10%

(1)
The expenses in the above table reflect an agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through April 30, 2002. The agreement cannot be terminated unilaterally by MassMutual.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$112	$367	$641	$1,422

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Overseas Fund

Investment Objective

The Fund seeks growth of capital over the long-term by investing in both foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 65% of its total assets in stocks traded mainly in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, American Century Investment Management, Inc. (“American Century”) and Mercury Advisors, each focus on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

American Century uses a growth investment strategy it developed to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the Fund. This means that they first look to invest in strong, growing companies, rather than simply investing in any company in a growing industry or sector. In addition to locating strong companies with earnings and revenue growth, the Fund managers believe that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio.

Mercury Advisors’ strategy focuses on active investment management with a value-driven, bottom-up approach to stock selection. The investment style tends to favor stocks that Mercury Advisors believes will provide greater current returns in the form of dividends (which include stock repurchase or cash dividends) and that are selling at low price/earnings ratios. The goal is to produce favorable long-term returns and reduced downside volatility, while outperforming the MSCI EAFE Index over a three to five-year time horizon.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 46.

Annual Performance

The Fund began operations May 1, 2001, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

Class Y
Annual Fund Operating Expenses (wexpenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses (1)	.25%
Total Annual Fund Operating Expenses (2)	1.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)
Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$127	$397

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Mercury Advisors and American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the Fund.

	Highest Quarter	Lowest Quarter
Mercury Composite	16.59%, 4Q 1993	-18.83%, 3Q 1998
American Century Composite	48.33%, 4Q 1999	-17.95%, 3Q 1998

Mercury Advisors and American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2000)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
Mercury Composite
Class Y*	2.19%	10.77%	12.48%
American Century Composite
Class Y*	-15.51%	18.10%	N/A
MSCI EAFE ∧	-14.17%	7.13%	8.24%

* Each Sub-Adviser’s Similar Account performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Overseas Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

∧  MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly in investors.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Prime/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Prime Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Balanced Fund’s Core Bond Segment and the Diversified Bond Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 6 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Value Equity Fund, the Small Cap Value Equity Fund, the Indexed Equity Fund, the International Equity Fund, the Overseas Fund, the Core Equity Segment of the Balanced Fund, the Large Cap Value Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Focused Value Fund, the Blue Chip Growth Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund and the Small Cap Growth Equity Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Prime Fund, the Core Bond Fund, the Diversified Bond Fund and the Prime Segment and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•
Management Risk.  All the Funds, other than the Indexed Equity Fund and the OTC 100 Fund, are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Certain types of investments may have a greater effect on a Fund’s performance. Investments by the Small Cap Growth Equity Fund and the Emerging Growth Fund in initial public offerings (“IPOs”) may have a significant impact on each Fund’s returns during its start up period. However, the impact of IPOs would not be expected to be as great as each Fund’s assets grow.

•
Tracking Error Risk   There are several reasons that the Indexed Equity Fund’s or the OTC 100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•
Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•
Liquidity Risk.   Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Core Bond Fund, the Diversified Bond Fund, the Small Cap Value Equity Fund, the International Equity Fund, the Overseas Fund, the Core Bond Segment of the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Blue Chip Growth Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund and the Small Cap Growth Equity Fund may be subject to liquidity risk.

•
Derivative Risk.  All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Non-Diversification Risk.   Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The Value Equity Fund, the Aggressive Growth Fund and the Focused Value Fund are actively managed non-diversified funds. Each Fund’s investment Sub-Adviser uses a strategy of limiting the number of companies which the Fund will hold. The Indexed Equity Fund and the OTC 100 Fund also are considered non-diversified funds. They attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Funds buy.

•
Foreign Investment Risk.   Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Core Bond Fund, the International Equity Fund, the Overseas Fund, the Focused Value Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund and the Small Cap Growth Equity Fund are subject to foreign investment risk.

These Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.   The Core Bond Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Blue Chip Growth Fund, the Aggressive Growth Fund, the Focused Value Fund, the Emerging Growth Fund, the Small Cap Growth Equity Fund, the International Equity Fund and the Overseas Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Core Bond Fund, the International Equity Fund, the Overseas Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Blue Chip Growth Fund, the Aggressive Growth Fund, the Indexed Equity Fund, the Focused Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund and the Small Cap Growth Equity Fund are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Smaller Company Risk.   Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Small Cap Value Equity Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Focused Value Fund, Emerging Growth Fund, Aggressive Growth Fund and Small Cap Growth Equity Fund generally have the greatest exposure to this risk.

•
Growth Company Risk.   Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Growth Equity Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Aggressive Growth Fund, the OTC 100 Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund and the Small Cap Growth Equity Fund have significant growth company risk. Growth companies, especially technology related companies, have seen dramatic rises in stock valuations. These Funds may also have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•
Leveraging Risk.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

Prime Fund	X	X	X				X							X

Short-Duration Bond Fund	X	X	X		X		X							X

Core Bond Fund	X	X	X		X	X	X		X	X	X			X

Diversified Bond Fund	X	X	X		X	X	X		X	X	X			X

Balanced Fund	X	X	X		X	X	X		X	X	X			X

Core Value Equity Fund	X	X	X				X							X

Large Cap Value Fund	X	X	X				X							X

Value Equity Fund	X	X	X			X	X	X	X	X	X			X

Indexed Equity Fund	X	X		X			X	X	X		X		X	X

Blue Chip Growth Fund	X	X	X			X	X		X	X	X		X	X

Growth Equity Fund	X	X	X			X	X		X	X	X		X	X

Aggressive Growth Fund	X	X	X			X	X	X	X	X	X	X	X	X

OTC 100 Fund	X	X	X	X		X	X	X				X	X	X

Focused Value Fund	X	X	X			X	X	X	X			X		X

Small Cap Value Equity Fund	X	X	X			X	X		X		X	X		X

Mid Cap Growth Equity Fund	X	X	X			X	X		X		X	X	X	X

Mid Cap Growth Equity II Fund	X	X	X			X	X		X		X	X	X	X

Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X	X

Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X	X

International Equity Fund	X	X	X			X	X		X	X	X			X

Overseas Fund	X	X	X			X	X		X	X	X			X

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $73.7 billion and assets under management in excess of $213 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Funds. In 2000, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .35% for the Prime Fund; .40% for the Short-Duration Bond Fund; .48% for the Core Bond Fund; .50% for the Diversified Bond Fund; .48% for the Balanced Fund; .50% for the Core Value Equity Fund; .65% for the Large Cap Value Fund; .10% for the Indexed Equity Fund; .68% for the Growth Equity Fund; .73% for the Aggressive Growth Fund; .15% for the OTC 100 Fund; .69% for the Focused Value Fund; .58% for the Small Cap Value Equity Fund; .70% for the Mid Cap Growth Equity Fund; .75% for the Mid Cap Growth Equity II Fund; .82% for the Small Cap Growth Equity Fund; .79% for the Emerging Growth Fund; and .85% for the International Equity Fund. MassMutual Value Equity Fund and MassMutual Overseas Fund commenced operations on May 1, 2001. MassMutual Blue Chip Growth Fund is expected to commence operations on June 1, 2001. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

The Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. In 2000, the fee ranges for each share class of those funds were .0675% to .3744% for Class S shares; .1432% to .4744% for Class Y shares; and .2932% to .6244% for Class L and Class A shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Prime Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Core Value Equity Fund, and the Small Cap Value Equity Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of January 1, 2000 of more than $60 billion.

Mary Wilson Kibbe

Principally responsible for the day-to-day management of the Prime Fund, the Core Bond Fund, the Prime and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. Ms. Kibbe is a Managing Director of Babson and has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Ronald Desautels

Principally responsible for the day-to-day management of the Short-Duration Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, has 23 years of investment experience and has been associated with MassMutual since 1989.

George Tall

is primarily responsible for managing the portfolio of the Core Value Equity Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a Managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing the portfolio of the Core Value Equity Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience, has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing the portfolio of the Core Equity Segment of the Balanced Fund. Mr. Farrell began managing the portfolio of this Fund on September 29, 2000. Mr. Farrell, a Managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals, including Mr. Caplan.

Paul S. Szczygiel

Principally responsible for the day-to-day management of the Small Cap Value Equity Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 14 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Small Cap Value Equity Fund. Mr. Baumbach is a Chartered Financial Analyst with over 15 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

OppenheimerFunds, Inc. (“OFI”), located at Two World Trade Center, 34th Floor, New York, New York 10048, manages the investments of the International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its subsidiaries, as of December 31, 2000, OFI managed assets of more than $125 billion.

George Evans

Primarily responsible for the day-to-day management of the International Equity Fund, Mr. Evans has managed the Fund since its inception. He has been a Vice President of OFI since 1993 and also manages other Funds for OFI.

William L. Wilby

An OppenheimerFunds investment professional, Mr. Wilby assists George Evans in managing the International Equity Fund. He has been a Senior Vice President of OFI since 1994 and also manages another fund for OFI.

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages the investments of the Growth Equity Fund. MFS had approximately $141 billion in assets under management as of December 31, 2000. MFS is an indirect, wholly-owned subsidiary of SunLife Assurance Company of Canada.

Stephen Pesek

is a portfolio manager of the Growth Equity Fund. Mr. Pesek has been a portfolio manager with MFS since 1994. Mr. Pesek is a senior vice president of MFS and manages other portfolios with investment objectives similar to that of the Fund.

Thomas D. Barrett

is a portfolio manager of the Growth Equity Fund. Mr. Barrett, a vice president of MFS, became a portfolio manager on May 1, 2000. Mr. Barrett has been employed in the investment management area of MFS since 1996. Prior to joining MFS in 1996, Mr. Barrett had been an Assistant Vice President and Equity Research Analyst with The Boston Company Asset Management, Inc.

Miller Anderson & Sherrerd, LLP (“MAS”), located at One Tower Bridge, West Conshohocken, Pennsylvania 19428, manages the investments of the Mid Cap Growth Equity Fund. MAS, a Pennsylvania limited liability partnership founded in 1969, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an investment advisory affiliate of Morgan Stanley Dean Witter Investment Management Inc. As of December 31, 2000, Morgan Stanley Dean Witter Investment Management Inc. had in excess of $171.6 billion in assets under management.

Arden Armstrong

Primarily responsible for the day-to-day management of the portfolio of the Mid Cap Growth Equity Fund. Ms. Armstrong, a managing director of Morgan Stanley & Co., Incorporated, joined MAS in 1986. She joined the Mid Cap Growth management team in 1990.

David P. Chu

A vice president of Morgan Stanley Dean Witter & Co., Mr. Chu assists Ms. Armstrong in the day-to-day management of the Mid Cap Growth Equity Fund. Mr. Chu joined MAS and the Mid Cap Growth management team in 1998. He served as senior equity analyst from 1992 to 1997 and as co-portfolio manager in 1997 for NationsBank and its subsidiary TradeStreet Investment Associates.

Steven B. Chulik

A vice president of Morgan Stanley Dean Witter & Co., Mr. Chulik assists Ms. Armstrong in the day-to-day management of the Mid Cap Growth Equity Fund. Mr. Chulik joined MAS in 1997 as an equity analyst and joined the Mid Cap Growth management team in 1999.

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), located at 522 Fifth Avenue, New York, New York 10036, manages a portion of the portfolio of the Small Cap Growth Equity Fund. J.P. Morgan manages over $359 billion in assets, and $122 billion in U.S. equity assets. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co.

Marion U. Pardo

An investment professional with J.P. Morgan since 1968, Ms. Pardo is primarily responsible for the day-to-day management of the Small Cap Growth Equity Fund. Ms. Pardo is a Managing Director of J.P. Morgan and is co-manager of a similar registered mutual fund sponsored by J.P. Morgan.

Saira Durcanin

A J.P. Morgan investment professional who assists Ms. Pardo with the day-to-day management of the portfolio of the Small Cap Growth Equity Fund, Ms. Durcanin has been with J.P. Morgan since July 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance. Ms. Durcanin is a vice president of J.P. Morgan and manages or assists with managing other portfolios for J.P. Morgan with investment objectives similar to that of the Fund.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the Small Cap Growth Equity Fund. Waddell & Reed has approximately $36 billion in assets under management, including more than $4 billion in institutional assets.

Mark Seferovich

Responsible, along with Mr. Sarris, for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Grant Sarris

A senior vice president and portfolio manager for Waddell & Reed, Mr. Sarris, along with Mr. Seferovich, is responsible for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. He joined Waddell & Reed in 1991 as an investment analyst. In 1996, he was named assistant portfolio manager of the small capitalization growth equity style. Prior to joining Waddell & Reed, he was an intern with Shin-Nihon Kohan, Ltd. in Tokyo.

Janus Capital Corporation (“Janus”), located at 100 Fillmore Street, Denver, Colorado 80206, manages the investments of the portfolio of the Aggressive Growth Fund. Janus began serving as investment advisers to mutual funds in 1970. As of December 31, 2000, Janus managed more than $248.8 billion in mutual fund, institutional and private account assets.

Claire Young

Primarily responsible for the day-to-day management of the portfolio of the Aggressive Growth Fund. Ms. Young, a Chartered Financial Analyst, is an Executive Vice President of Janus, and has been with Janus since January 1992. She has managed a similar fund sponsored by Janus since August 1997.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Mid Cap Growth Equity II Fund. T. Rowe Price has been managing assets since 1937. As of December 31, 2000, T. Rowe Price had approximately $166.7 billion in assets under management, with more than $6.5 billion under management in a similarly managed registered investment company.

Brian W.H. Berghuis

Primarily responsible for the day-to-day management of the Mid Cap Growth Equity II Fund. Mr. Berghuis is a Chartered Financial Analyst and chairman of the T. Rowe Price investment advisory committee for the T. Rowe Price Mid-Cap Growth Fund. He joined T. Rowe Price in 1985.

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 86706 manages the investments of the Large Cap Value Fund. As of January 31, 2001, Davis had approximately $40 billion in assets under management, of which approximately $32 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Deutsche Asset Management, Inc. (“DAMI”), located at 130 Liberty Street, New York, New York 10006 manages the investments of the Indexed Equity Fund and the OTC 100 Fund.    As of December 31, 2000, DAMI had assets under management in excess of $17 billion. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank AG. Prior to May 1, 2001, Bankers Trust Company, an affiliate of DAMI, served as the Sub-Adviser to these Funds.

Harris Associates L.P. (“Harris”), located at 2 North LaSalle Street, Chicago, Illinois 60602, manages the investment of the Focused Value Fund. Harris developed and has been investing under the Focused Value strategy since Harris was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the “Former Adviser”), that together with its predecessor, had advised and managed mutual funds since 1970. Harris is a wholly-owned subsidiary of CDC IXIS Asset Management North America L.P. (“CDC North America”). CDC North America is a wholly-owned subsidiary of CDC IXIS Asset Management. Harris managed approximately $12 billion in assets as of December 31, 2000, including $4.1 billion in similarly managed registered investment portfolios.

Robert Levy

Primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy has been the President and Chief Executive Officer of Harris since 1997 and has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc.

Bill Nygren

assists Mr. Levy in the day-to-day management of the Focused Value Fund. Mr. Nygren, a Chartered Financial Analyst, joined Harris as an analyst in 1983 and was the Director of Research from 1990 through March 1998.

RS Investment Management, L.P. (“RS”), located at 388 Market Street, Suite 200, San Francisco, California 94111, manages the investments of the Emerging Growth Fund. RS commenced operations in March 1986 and is part of the RS Investment Management Company LLC organization. As of December 31, 2000, RS managed $8.72 billion in assets, including more than $2.5 billion in a similarly managed registered investment company.

James L. Callinan

is primarily responsible for the day-to-day management of the Emerging Growth Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, manages the investments of the Value Equity Fund and the Blue Chip Growth Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR. In addition, FMR Co., Inc. (“FMRC”) serves as sub-subadviser for the Funds. FMRC will be primarily responsible for choosing investments for the Funds. FMRC is a wholly-owned subsidiary of FMR. As of January 31, 2001, FMR, and its affiliate, FMRC, had $612 billion in discretionary assets under management.

Robert MacDonald

is portfolio manager of the Value Equity Fund. Mr. MacDonald is a senior vice president and portfolio manager of structured equity investments for FMR. Since joining Fidelity in 1985, he has worked as an analyst and manager.

John McDowell

is portfolio manager of the Blue Chip Growth Fund. Mr. McDowell is a senior vice president for FMR and also manages other Fidelity funds in addition to serving as a Group Leader for Fidelity’s growth funds. Mr. McDowell joined Fidelity in 1985.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, MO 64111, manages a portion of the portfolio of the Overseas Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2000, American Century had approximately $102.7 billion in assets under management.

Henrik Strabo

Primarily responsible for the day-to-day management of the portfolio of the Overseas Fund. Mr. Strabo is a senior vice president and portfolio manager and is the Chief Investment Officer of International Equities. Mr. Strabo has worked in the financial industry since 1985. He joined American Century in 1993 from Barclays de Zoete Wedd. Previously, he obtained international research expertise as an investment analyst for Cresvale International and Shearson Lehman Brothers in New York.

Mark S. Kopinski

assists Mr. Strabo in the day-to-day management of the portfolio of the Overseas Fund. Mr. Kopinski is a senior vice president and senior portfolio manager. Mr. Kopinski worked for American Century from 1991 through 1995 and then rejoined the company in 1997. Prior to joining American Century in 1991, Mr. Kopinski was a senior analyst for Salomon Brothers in their Tokyo, Japan office. Previously, he was a Sanyo securities analyst, also in Tokyo. From 1995 to 1997, Mr. Kopinski worked for Federated Investors, where he was the portfolio manager of the firm’s Asia Pacific Fund. He has worked in the financial industry since 1983.

Mercury Advisors, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, manages a portion of the portfolio of the Overseas Fund. Mercury Advisors is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. As of December 31, 2000, Mercury Advisors had approximately $557 billion in assets under management.

James A. Doyle

is a portfolio manager of the portfolio of the Overseas Fund. Mr. Doyle is a vice president and portfolio manager and is responsible for investment research in the Japan and Asia-Pacific regions. Prior to joining Merrill Lynch and while a student at Wharton, Mr. Doyle worked part-time as an equity research analyst in a consulting capacity for Morgan Stanley Asset Management, Inc. His responsibilities included covering domestic and international property companies. Previously, he worked for three years as a financial analyst at LaSalle Partners Limited, analyzing real estate investments for institutional clients.

Harry W. Hartford

is a portfolio manager of the portfolio of the Overseas Fund. Mr. Hartford is a managing director and portfolio manager and is responsible for international investment research in the U.K. and Europe. Prior to joining Merrill Lynch in 1994, Mr. Hartford was with The Investment Bank of Ireland (now, Bank of Ireland Asset Management), a wholly owned subsidiary of Bank of Ireland, where he gained ten years experience in both international and global equity management. At IBI, he was responsible for management of the bank’s U.S. asset base of $1.5 billion invested primarily in international equities. During this time, Mr. Hartford’s responsibilities also included management of the Irish Investment Fund, a closed-end country fund quoted on the NYSE. Prior to that, he was responsible for the management of a range of international unit trusts and global funds registered in the UK and the Isle of Man.

Sarah H. Ketterer .

is a portfolio manager of the portfolio of the Overseas Fund. Ms. Ketterer is a managing director and portfolio manager and is responsible for international investment research in the Asia-Pacific, Japan, and Canadian regions. Prior to joining Merrill Lynch in 1990, Ms. Ketterer was an associate with Bankers Trust Company’s Merchant Banking Group and its affiliate, BT Securities Company, based in New York. At Bankers Trust, Ms. Ketterer’s responsibilities included evaluating merger, acquisition and restructuring opportunities for the Bank’s major corporate clients in the U.S. and overseas. Before joining Bankers Trust, Ms. Ketterer was a financial analyst with Dean Witter Reynolds in the Corporate Finance Department. At Dean Witter, Ms. Ketterer was responsible for analyzing potential investments, conducting financial due diligence on prospective acquisitions, and structuring equity transactions in the public and private markets.

MassMutual is seeking exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. MassMutual will not rely on this authority for any Fund until the SEC has granted the exemption and the Fund’s shareholders have approved this arrangement.

About the Classes of Shares – Multiple Class Information

Each Fund offers four Classes of shares: Class S, Class Y, Class L and Class A. The Indexed Equity Fund also offers a fifth Class of shares (Class Z). The shares offered by this Prospectus are Class S, Class Y, Class L, Class A and Class Z shares. None of the Classes of shares has up-front or deferred sales charges. Only Class A shares charge a service (Rule 12b-1) fee.

Class S, Class Y, Class L and Class Z shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A shares are primarily offered through retail distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts.

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;
•	Registered mutual funds and collective trust funds;
•
Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y Shares.

Shareholder and Distribution Fees.  The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, all of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 distribution or service fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may also pay intermediaries up to .15% of the amount invested for the servicing of Class Y shares. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

The Funds may pay brokerage commissions to Advest, Inc. (“Advest”) and Jefferies & Co., Inc. (“Jefferies”). Jefferies and Advest are each wholly-owned subsidiaries of companies for which one Trustee of the Trust serves as director. Each Fund may also pay brokerage commissions to affiliates of its Sub-Adviser.

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at 4:00 p.m. Eastern Time every day the New York Stock Exchange (“NYSE”) is open. Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;
•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;
•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or
•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund and the Overseas Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund and the Overseas Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

Investment Performance

The registration statement for the Prime Fund, Short-Duration Bond Fund, Core Bond Fund, Balanced Fund, Core Value Equity Fund, Small Cap Value Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts and, while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund’s portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the separate investment accounts had been registered under the 1940 Act, their performance might have been adversely affected. The historical performance of the separate investment accounts has been restated to reflect the Funds’ expenses, as described in the Fees and Expenses section of the summary pages for each Fund in this Prospectus.

Sub-Adviser Performance

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Growth Equity Fund, adjusted to reflect the fees and expenses of each of the Growth Equity Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2000. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

MAS.  Performance data shown for MAS is based on a composite of all substantially similar portfolios managed by MAS, the Mid Cap Growth Equity Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Funds’ share classes. One of these portfolios is the MAS Funds Mid Cap Growth Portfolio, a mutual fund registered with the SEC. MAS’ composite also includes the returns for the Mid Cap Growth Equity Fund since its inception date of May 3, 1999 through December 31, 2000. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

J.P. Morgan and Waddell & Reed.  J.P. Morgan and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The J.P. Morgan performance information is shown based on the historical performance of all discretionary investment management accounts under the management of J.P. Morgan with substantially similar investment objectives, policies and investment strategies as for the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including the J.P. Morgan U.S. Small Company Opportunities Fund, and some are private accounts. The J.P. Morgan composite also includes the returns for that portion of the Small Cap Growth Equity Fund which J.P. Morgan managed from the Fund’s inception date of May 3, 1999 through December 31, 2000.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including that portion of the Small Cap Growth Equity Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2000. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

FMR.  Performance data shown for FMR, the Sub-Adviser to the Value Equity Fund and the Blue Chip Growth Fund is, for the Value Equity Fund, based on a composite of all substantially similar portfolios managed by FMR or an affiliate of FMR. Some of these portfolios are mutual funds registered with the SEC, and some are private accounts. For the Blue Chip Growth Fund, the performance data shown for FMR is based on the performance of the Fidelity Blue Chip Growth Fund, a registered mutual fund. The performance data shown for both Funds has been adjusted to reflect the fees and expenses of each Fund’s share classes. All the portfolios have substantially the same investment objectives, and policies and are managed in accordance with essentially the same investment strategies and techniques as those of each Fund.

Davis.  Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Large Cap Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including Selected American Shares and Davis New York Venture Fund, and some are private accounts. The Davis composite also includes the returns for the Large Cap Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2000. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Harris.  Performance data shown for Harris is based on a composite of all substantially similar portfolios managed by Harris, the Focused Value Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The Harris composite also includes the returns for the Focused Value Fund from the Fund’s inception date of May 1, 2000 through December 31, 2000. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. Harris also manages a non-diversified mutual fund registered with the SEC.

RS.  Performance data shown for RS is based on a composite of all substantially similar portfolios managed by RS, the Emerging Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC, including RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the returns for the Emerging Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2000. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

Janus.  Performance data shown for Janus is based on a composite of all substantially similar portfolios managed by Janus, the Aggressive Growth Fund’s Sub-Adviser, adjusted to reflect the fees and expenses of each of the Aggressive Growth Fund’s share classes. This composite includes the Janus Olympus Fund, which is a registered mutual fund. The Janus composite also includes the returns for the Aggressive Growth Fund from the Fund’s inception date of May 1, 2000 through December 31, 2000. All the portfolios have had substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Aggressive Growth Fund.

T. Rowe Price.  Performance data shown for T. Rowe Price, the Sub-Adviser to the Mid Cap Growth Equity II Fund, is based on the performance of the T. Rowe Price Mid-Cap Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The T. Rowe Price Mid-Cap Growth Fund has substantially the same investment objective and policies as the Fund and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

American Century and Mercury Advisors.   American Century and Mercury Advisors each manage a portion of the Overseas Fund. The American Century performance information is shown based on a composite of all substantially similar portfolios managed by American Century, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The Mercury Advisors performance information shown is based on a composite of all substantially similar portfolios it manages, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

For all of the Sub-Advisers, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Some Funds in this Prospectus commenced operations May 1, 2001, or are expected to commence operations on June 1, 2001, and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

PRIME FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98†
Net asset value, beginning of period	$ 151.97	$ 150.73	$ 690.78

Income (loss) from investment operations:
Net investment income	9.63 ***	8.78 ***	36.67 ***
Net realized and unrealized gain (loss) on investments	(0.13)	(1.20)	(1.30)

Total income (loss) from investment operations	9.50	7.58	35.37

Less distributions to shareholders:
From net investment income	(8.60)	(6.34)	(575.42)

Net asset value, end of period	$ 152.87	$ 151.97	$ 150.73

Total Return@	6.25%	5.13%	5.14%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 62,858	$ 33,392	$ 556
Net expenses to average daily net assets	0.55%	0.57%	0.74%
Net investment income to average daily net assets	6.15%	5.60%	5.21%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

SHORT-DURATION BOND FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99		Year ended 12/31/98†
Net asset value, beginning of period	$ 9.96	$10.31		$10.24

Income (loss) from investment operations:
Net investment income	0.65 ***	0.57	***	0.57 ***
Net realized and unrealized gain (loss) on investments	(0.01)	(0.27)		0.06

Total income (loss) from investment operations	0.64	0.30		0.63

Less distributions to shareholders:
From net investment income	(0.61)	(0.64)		(0.55)
In excess of net investment income	-	(0.00	)****	-
From net realized gains	-	(0.01)		(0.01)

Total distributions	(0.61)	(0.65)		(0.56)

Net asset value, end of period	$ 9.99	$ 9.96		$10.31

Total Return@	6.44%	3.04%		6.12%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,644	$1,808		$ 269
Net expenses to average daily net assets	0.58%	0.61%		0.74%
Net investment income to average daily net assets	6.26%	5.45%		5.40%
Portfolio turnover rate	55%	59%		44%

***	Per share amount calculated on the average shares method.
****	Distributions in excess of net realized gains is less than $0.01 per share.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

CORE BOND FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99		Year ended 12/31/98†
Net asset value, beginning of period	$ 10.12	$ 11.06		$ 10.86

Income (loss) from investment operations:
Net investment income	0.68 ***	0.68	***	0.65 ***
Net realized and unrealized gain (loss) on investments	0.43	(0.92)		0.25

Total income (loss) from investment operations	1.11	(0.24)		0.90

Less distributions to shareholders:
From net investment income	(0.55)	(0.69)		(0.59)
From net realized gains	-	(0.01)		(0.11)
In excess of net realized gains	-	(0.00	)****	-

Total distributions	(0.55)	(0.70)		(0.70)

Net asset value, end of period	$ 10.68	$ 10.12		$ 11.06

Total Return@	11.01%	(2.16)%		8.25%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,579	$19,471		$ 400
Net expenses to average daily net assets	0.64%	0.65%		0.74%
Net investment income to average daily net assets	6.37%	6.29%		5.73%
Portfolio turnover rate	39%	61%		51%

***	Per share amount calculated on the average shares method.
****	Distributions in excess of net realized gains are less than $0.01 per share.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

DIVERSIFIED BOND FUND

	Class Y
	Year ended 12/31/00		Period ended 12/31/99†
Net asset value, beginning of period	$ 9.56		$10.00

Income (loss) from investment operations:
Net investment income	0.65	***	0.42	***
Net realized and unrealized gain (loss) on investments	0.02		(0.45)

Total income (loss) from investment operations	0.67		(0.03)

Less distributions to shareholders:
From net investment income	(0.65)		(0.41)
In excess of net investment income	(0.00	)****	(0.00	)****
Tax return of capital	(0.00	)****	-

Total distributions	(0.65)		(0.41)

Net asset value, end of period	$ 9.58		$ 9.56

Total Return@	7.15%		(0.26)%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 231		$ 146
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%		0.80%	*
After expense waiver #	0.72%		N/A
Net investment income to average daily net assets	6.64%		6.35%	*
Portfolio turnover rate	15%		32%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
****	Distributions in excess of net investment income and tax return of capital is less than $0.01 per share.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

BALANCED FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99		Year ended 12/31/98†
Net asset value, beginning of period	$13.24	$ 14.20		$14.06

Income (loss) from investment operations:
Net investment income	0.42 ***	0.46	***	0.48 ***
Net realized and unrealized gain (loss) on investments	(0.44)	(0.71)		1.36

Total income (loss) from investment operations	(0.02)	(0.25)		1.84

Less distributions to shareholders:
From net investment income	(0.23)	(0.49)		(0.67)
Tax return of capital	-	(0.00	)****	-
From net realized gains	(2.72)	(0.22)		(1.03)
In excess of net realized gains	(0.13)	-		-

Total distributions	(3.08)	(0.71)		(1.70)

Net asset value, end of period	$10.14	$ 13.24		$14.20

Total Return@	(0.22)%	(1.77)%		13.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,587	$59,381		$1,051
Net expenses to average daily net assets	0.74%	0.75%		0.76%
Net investment income to average daily net assets	3.20%	3.23%		3.21%
Portfolio turnover rate	100%	19%		30%

***	Per share amount calculated on the average shares method.
****	Tax return of capital is less than $0.01 per share.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

CORE VALUE EQUITY FUND

	Class Y
	Year ended 12/31/2000		Year ended 12/31/99		Year ended 12/31/98†
Net asset value, beginning of period	$ 16.35		$ 18.39		$18.03

Income (loss) from investment operations:
Net investment income	0.18	***	0.23	***	0.27 ***
Net realized and unrealized gain (loss) on investments	0.26		(0.73)		2.63

Total income (loss) from investment operations	0.44		(0.50)		2.90

Less distributions to shareholders:
From net investment income	(0.21)		(0.31)		(0.56)
In excess of net investment income	(0.00	)****	(0.00	)****	-
From net realized gains	(3.76)		(1.23)		(1.98)

Total distributions	(3.97)		(1.54)		(2.54)

Net asset value, end of period	$ 12.82		$ 16.35		$18.39

Total Return@	2.85%		(2.71)%		16.49%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$19,340		$20,262		$ 754
Net expenses to average daily net assets	0.69%		0.69%		0.75%
Net investment income to average daily net assets	1.16%		1.26%		1.43%
Portfolio turnover rate	69%		10%		12%

***	Per share amount calculated on the average shares method.
****	Distributions in excess of net investment income is less than $0.01 per share.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

LARGE CAP VALUE FUND

Class Y
Period ended 12/31/2000†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment income	0.06 ***
Net realized and unrealized gain (loss) on investments	(0.07)

Total income (loss) from investment operations	(0.01)

Less distributions to shareholders:
From net investment income	(0.04)
In excess of net realized gains	(0.01)

Total distributions	(0.05)

Net asset value, end of period	$ 9.94

Total Return @	(0.08)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,076
Net expenses to average daily net assets	0.84% *
Net investment income to average daily net assets	0.93% *
Portfolio turnover rate	11% **

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

INDEXED EQUITY FUND

	Class Y
	Year ended 12/31/00	Period ended 12/31/99††		Year ended 2/28/99
Net asset value, beginning of period	$ 13.81	$ 11.79		$10.00

Income (loss) from investment operations:
Net investment income	0.11 ***	0.11	***	0.12 ***
Net realized and unrealized gain (loss) on investments	(1.41)	2.18		1.78

Total income (loss) from investment operations	(1.30)	2.29		1.90

Less distributions to shareholders:
From net investment income	(0.11)	(0.12)		(0.11)
From net realized gains	(0.15)	(0.15)		-
In excess of net realized gains	(0.04)	-		-

Total distributions	(0.30)	(0.27)		(0.11)

Net asset value, end of period	$ 12.21	$ 13.81		$11.79

Total Return@	(9.46)%	19.46%	**	18.98%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$115,648	$46,253		$ 859
Net expenses to average daily net assets	0.44%	0.44%	*	0.52%
Net investment income to average daily net assets	0.80%	1.01%	*	1.09%
Portfolio turnover rate	10%	N/A		N/A

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
††	For the period from March 1, 1999 through December 31, 1999.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/00		Year ended 12/31/99†
Net asset value, beginning of period	$ 12.93		$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	+***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.71)		2.98

Total income (loss) from investment operations	(0.71)		2.96

Less distributions to shareholders:
From net realized gains	-		(0.03)
In excess of net realized gains	(0.91)		-
Tax return of capital	0.00	+	-

Total distributions	(0.91)		(0.03)

Net asset value, end of period	$ 11.31		$ 12.93

Total Return@	(5.69)%		29.57%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 49,165		$ 34,170
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%		1.12%	*
After expense waiver #	0.87%		N/A
Net investment income (loss) to average daily net assets	0.01%		(0.26)%	*
Portfolio turnover rate	264%		114%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
+	Net investment income and tax return of capital is less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

AGGRESSIVE GROWTH FUND

	Class Y
	Period ended 12/31/00†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment income	0.03	***
Net realized and unrealized gain (loss) on investments	(2.24)

Total income (loss) from investment operations	(2.21)

Less distributions to shareholders:
From net investment income	(0.02)
In excess of net investment income	(0.00	)****
Tax return of capital	(0.00	)****

Total distributions	(0.02)

Net asset value, end of period	$ 7.77

Total Return@	(22.06)%	**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 2,295
Net expenses to average daily net assets	0.95%	*
Net investment income to average daily net assets	0.52%	*
Portfolio turnover rate	48%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
****	Distributions in excess of net investment income and tax return of capital is less than $0.01 per share.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

OTC 100 FUND

	Class Y
	Period ended 12/31/2000†
Net asset value, beginning of period	10.00

Income (loss) from investment operations:
Net investment loss	(0.03	) ***
Net realized and unrealized gain (loss) on investments	(3.87)

Total income (loss) from investment operations	(3.90)

Net asset value, end of period	6.10

Total Return @	(39.00)%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	121
Net expenses to average daily net assets	0.80%	*
Net investment loss to average daily net assets	(0.54)%	*
Portfolio turnover rate	30%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

FOCUSED VALUE FUND

	Class Y
	Period ended 12/31/2000†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.05	***
Net realized and unrealized gain (loss) on investments	0.52

Total income (loss) from investment operations	0.57

Less distributions to shareholders:
From net investment income	(0.05)

Net asset value, end of period	10.52

Total Return@	5.66%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 502
Net expenses to average daily net assets	0.91%	*
Net investment income to average daily net assets	0.75%	*
Portfolio turnover rate	22%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

SMALL CAP VALUE EQUITY FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/1998†
Net asset value, beginning of period	$13.56	$14.06	$17.51

Income (loss) from investment operations:
Net investment income	0.08 ***	0.12 ***	0.11 ***
Net realized and unrealized gain (loss) on investments	1.79	(0.11)	(1.81)

Total income (loss) from investment operations	1.87	0.01	(1.70)

Less distributions to shareholders:
From net investment income	(0.09)	(0.15)	(0.21)
From net realized gains	(1.78)	(0.36)	(1.54)
In excess of net realized gains	(0.17)	-	-

Total distributions	(2.04)	(0.51)	(1.75)

Net asset value, end of period	$13.39	$13.56	$14.06

Total Return@	14.02%	0.13%	(9.25)%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,444	$3,990	$ 568
Net expenses to average daily net assets	0.78%	0.80%	0.85%
Net investment income to average daily net assets	0.54%	0.86%	0.67%
Portfolio turnover rate	61%	34%	31%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MID CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/2000		Period ended 12/31/99†
Net asset value, beginning of period	$ 13.94		$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.85)		3.98

Total income (loss) from investment operations	(0.92)		3.94

Less distributions to shareholders:
From net realized gains	(0.63)		-
In excess of net realized gains	(0.63)		-
Tax return of capital	(0.01)		-

Total distributions	(1.27)		-

Net asset value, end of period	$ 11.75		$ 13.94

Total Return@	(7.11)%		39.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$48,079		$41,952
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%		0.98%	*
After expense waiver #	0.88%		N/A
Net investment loss to average daily net assets	(0.50)%		(0.48)%	*
Portfolio turnover rate	153%		127%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000.
@
Employee retirement benefits plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MID CAP GROWTH EQUITY II FUND

	Class Y
	Period ended 12/31/00†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)#***
Net realized and unrealized gain (loss) on investments	0.51

Total income (loss) from investment operations	0.51

Net asset value, end of period	$ 10.51

Total Return@	5.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 267
Net expenses to average daily net assets	0.97%	*
Net investment loss to average daily net assets	(0.07)%	*
Portfolio turnover rate	37%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from June 1, 2000 (commencement of operations) through December 31, 2000.
#	Net investment loss is less than $0.01 per share.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

SMALL CAP GROWTH EQUITY FUND

	Class Y
	Year ended 12/31/00		Period ended 12/31/99†
Net asset value, beginning of period	$ 15.90		$ 10.00

Income (loss) from investment operations:
Net investment income	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(2.10)		6.07

Total income (loss) from investment operations	(2.08)		6.08

Less distributions to shareholders:
From net investment income	(0.02)		(0.01)
In excess of net investment income	(0.00	)****	(0.00	)****
Tax return of capital	(0.00	)****	-
From net realized gains	(0.04)		(0.17)
In excess of net realized gains	(0.33)		-

Total distributions	(0.39)		(0.18)

Net asset value, end of period	$ 13.43		$ 15.90

Total Return@	(13.44)%		60.71%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$ 35,864		$12,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%		1.31%	*
After expense waiver #	1.10%		N/A
Net investment income to average daily net assets	0.11%		0.14%	*
Portfolio turnover rate	97%		68%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
****	Distributions from net investment income/in excess of net investment income and tax return of capital is less than $0.01 per share.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

EMERGING GROWTH FUND

	Class Y
	Period ended 12/31/00†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***
Net realized and unrealized gain (loss) on investments	(2.66)

Total income (loss) from investment operations	(2.68)

Net asset value, end of period	$ 7.32

Total Return@	(26.70)%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	3,222
Net expenses to average daily net assets	1.06%	*
Net investment loss to average daily net assets	(0.35)%	*
Portfolio turnover rate	132%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total Return figures would be lower for the period presented if they reflected these charges.

INTERNATIONAL EQUITY FUND

	Class Y
	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98†
Net asset value, beginning of period	$ 16.95	$ 11.37	$ 12.83

Income (loss) from investment operations:
Net investment income (loss)	0.00 ***	(0.01) ***	0.06 ***
Net realized and unrealized gain (loss) on investments	(1.58)	6.44	0.55

Total income (loss) from investment operations	(1.58)	6.43	0.61

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.21)
From net realized gains	(2.79)	(0.81)	(1.86)
In excess of net realized gains	(0.41)	-	-

Total distributions	(3.23)	(0.85)	(2.07)

Net asset value, end of period	$ 12.14	$ 16.95	$ 11.37

Total Return@	(8.97)%	57.04%	4.84%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$31,651	$ 9,335	$ 503
Net expenses to average daily net assets	1.18%	1.11%	1.23%
Net investment income (loss) to average daily net assets	0.02%	(0.09)%	0.43%
Portfolio turnover rate	69%	63%	80%

***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect reverse stock splits.
@
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

APPENDIX
ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Euro Risk

The International Equity Fund and the Overseas Fund and, to a lesser extent, the other Funds, including the Large Cap Value Fund, the Focused Value Fund, the Value Equity Fund, the Growth Equity Fund, the Blue Chip Growth Fund, the Aggressive Growth Fund, the Mid Cap Growth Equity II Fund and the Emerging Growth Fund, may be subject to an additional risk regarding their foreign securities holdings. On January 1, 1999, eleven countries in the European Monetary Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Funds operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

•
Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.

•
Vendors on which the Funds depend to carry out their business, such as custodians (which hold the foreign securities the Funds buy), the Fund’s managers and Sub-Advisers (which must price the Funds’ investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

•
Exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Funds’ contracts could pose extra costs to the Funds.

The Sub-Advisers to the International Equity Fund and the Overseas Fund and the custodian for all the Funds, have each advised MassMutual of their plans to deal with the conversion including how they will update its recordkeeping systems and handle the redenomination of outstanding foreign debt. The possible effect of these factors on the Funds’ investments cannot be determined at this time, but they may reduce the value of some of the Funds’ holdings and increase their operational costs.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•
to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)
Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)
Currency Transactions – The International Equity Fund, the Overseas Fund, the Large Cap Value Fund, the Value Equity Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Aggressive Growth Fund, the Small Cap Growth Equity Fund, the Blue Chip Growth Fund, the Focused Value Fund and the Emerging Growth Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value. The Short-Duration Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Aggressive Growth Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Large Cap Value Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Emerging Growth Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, and the OTC 100 Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds and the International Equity Fund and the Overseas Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Balanced Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Emerging Growth Fund, the Small Cap Growth Equity Fund, the Indexed Equity Fund, the Blue Chip Growth Fund, the Overseas Fund and the OTC 100 Fund may also enter into stock index futures contracts. These Funds and the International Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders. The Growth Equity Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund and the Emerging Growth Fund typically would be expected to have the highest incidence of trading activity.

Indexing v. Active Management

Active management involves the investment Sub-Adviser buying and selling securities based on research and analysis. Unlike Funds that are actively managed, the Indexed Equity Fund and the OTC 100 Fund are “index” funds—they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the 1940 Act—see Non-Diversification Risk on page 48). An index fund’s performance is predictable in that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization

To attempt to match the risk and return characteristics of the S&P 500® Index as closely as possible for the MassMutual Indexed Equity Fund and the NASDAQ 100 Index® for the MassMutual OTC 100 Fund, Deutsche Asset Management, Inc., the Funds’ investment Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500® Index or NASDAQ 100 Index®, as the case may be, using a process known as “optimization”. Each Fund may not hold every one of the stocks in its target Index. The Funds utilize “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy.

Optimization will be most pronounced for the OTC 100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Prime Fund and the Short-Duration Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances.

Industry Diversification

MassMutual Indexed Equity Fund, MassMutual Value Equity Fund, MassMutual OTC 100 Fund, MassMutual Aggressive Growth Fund and MassMutual Focused Value Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company is generally required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. government securities.

Mortgage-Backed U.S. Government Securities and CMOs

The Funds may invest in mortgage-backed U.S. Government Securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and also, in the case of CMOs, by private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed U.S. Government Securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., the Federal National Mortgage Association). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These government agencies may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset- backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Balanced Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund and the Emerging Growth Fund may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

MASSMUTUAL INSTITUTIONAL FUNDS
1295 State Street
Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds: You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MassMutual Institutional Funds Coordinator, MIP N312.

From the SEC: You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.